Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Cash Flows Provided by Operating Activities
Net Income		$ 2,489	$ 2,138
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(85)	(58)
Depreciation of premises and equipment		251	253
Depreciation of other assets		2	4
Amortization of intangible assets		294	288
Provision for credit losses (Note 3)		746	1,011
Deferred taxes		16	171
Share of (profit) in associates and joint ventures		(41)	(49)
Changes in operating assets and liabilities:
Trading securities		(8,295)	(8,092)
Derivative assets		(12,497)	(8,302)
Derivative liabilities		8,140	8,383
Current income taxes		(218)	24
Accrued interest receivable and payable		(315)	(249)
Insurance-related liabilities		768	771
Brokers, dealers and clients receivable and payable		(3,866)	683
Other items and accruals, net		3,086	(9,171)
Deposits		(5,534)	(9,042)
Loans		(824)	1,306
Securities sold but not yet purchased		(6,473)	8,058
Securities lent or sold under repurchase agreements		490	8,260
Securities borrowed or purchased under resale agreements		17,301	2,911
Securitization and structured entities’ liabilities		6,365	5,574
Net Cash Provided by Operating Activities		1,800	4,872
Cash Flows (Used in) Financing Activities
Net increase (decrease) in liabilities of subsidiaries		3,054	(994)
Repayment of subordinated debt (Note 4)		(25)	0
Redemption of preferred shares (Note 6)		(1,250)	(300)
Net proceeds from issuance of common shares (Note 6)		68	44
Net purchase of treasury shares		(9)	(7)
Common shares repurchased for cancellation (Note 6)		(1,068)	(173)
Cash dividends and distributions paid		(1,318)	(1,283)
Repayment of lease liabilities		(79)	(60)
Net Cash (Used in) Financing Activities		(627)	(2,773)
Cash Flows Provided by Investing Activities
Interest bearing deposits with banks		(114)	452
Purchases of securities, other than trading		(13,563)	(18,556)
Maturities of securities, other than trading		4,988	16,700
Proceeds from sales of securities, other than trading		9,419	9,127
Net purchases of premises and equipment and software		(384)	(386)
Acquisition (Note 13)	[1]	(48)	0
Net Cash Provided by Investing Activities		298	7,337
Effect of Exchange Rate Changes on Cash and Cash Equivalents		(1,577)	1,926
Net increase (decrease) in Cash and Cash Equivalents		(106)	11,362
Cash and Cash Equivalents at Beginning of Period		67,484	65,098
Cash and Cash Equivalents at End of Period	[2]	67,378	76,460
Net cash provided by operating activities includes:
Interest paid in the period	[3]	9,826	11,677
Income taxes paid in the period		883	480
Interest received in the period		14,667	16,113
Dividends received in the period		$ 583	$ 726

[1]	This amount is net of $13 million cash and cash equivalents acquired as part of the acquisition of Burgundy Asset Management Ltd. (Burgundy) for the three months ended January 31, 2026.
[2]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $87 million as at January 31, 2026 ($108 million as at October 31, 2025).
[3]	Includes dividends paid on securities sold but not yet purchased.